Operating costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Labour costs
Wages, salaries and related taxes and benefits	$ (989)	$ (1,040)	$ (1,971)	$ (2,122)
Post-employment benefit plans service cost (net of capitalized amounts)	(45)	(48)	(99)	(108)
Other labour costs	(224)	(248)	(447)	(494)
Less:
Capitalized labour	266	296	525	587
Total labour costs	(992)	(1,040)	(1,992)	(2,137)
Cost of revenues	(1,912)	(1,808)	(3,802)	(3,683)
Other operating costs	(507)	(460)	(989)	(934)
Total operating costs	$ (3,411)	$ (3,308)	$ (6,783)	$ (6,754)